EQUITY ACCOUNTED INVESTMENTS - Details of Investments in Joint Ventures and Associates (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) venture	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Investment [Line Items]
Carrying value	$ 21,187	$ 21,853
Carrying value	702	845
Investments in joint ventures and associates	$ 21,889	$ 22,698	$ 19,761
Diplomat Resort and Spa (Diplomat)
Investment [Line Items]
Proportion of ownership interests (as a percentage)	90.00%	90.00%
Carrying value	$ 378	$ 390
Brookfield Premier Real Estate Partners Pooling LLC (BPREP)
Investment [Line Items]
Proportion of ownership interests (as a percentage)	0.00%	7.00%
Carrying value	$ 0	$ 106
Other
Investment [Line Items]
Carrying value	$ 324	$ 349
Other | Bottom of range
Investment [Line Items]
Proportion of ownership interests (as a percentage)	23.00%	23.00%
Other | Top of range
Investment [Line Items]
Proportion of ownership interests (as a percentage)	31.00%	31.00%
Canary Wharf Joint Venture
Investment [Line Items]
Proportion of ownership interests (as a percentage)	50.00%	50.00%
Carrying value	$ 3,343	$ 3,270
BPR JV Pool A
Investment [Line Items]
Proportion of ownership interests (as a percentage)	50.00%	50.00%
Carrying value	$ 1,876	$ 1,791
Manhattan West, New York
Investment [Line Items]
Proportion of ownership interests (as a percentage)	56.00%	56.00%
Carrying value	$ 1,684	$ 1,619
Ala Moana Center, Hawaii
Investment [Line Items]
Proportion of ownership interests (as a percentage)	50.00%	50.00%
Carrying value	$ 2,050	$ 1,611
Forest City Joint Ventures
Investment [Line Items]
Proportion of ownership interests (as a percentage)	0.00%	0.00%
Carrying value	$ 0	$ 1,390
BPR JV Pool B
Investment [Line Items]
Proportion of ownership interests (as a percentage)	51.00%	51.00%
Carrying value	$ 1,333	$ 1,217
Fashion Show, Las Vegas
Investment [Line Items]
Proportion of ownership interests (as a percentage)	50.00%	50.00%
Carrying value	$ 860	$ 881
BPR JV Pool C
Investment [Line Items]
Proportion of ownership interests (as a percentage)	50.00%	50.00%
Carrying value	$ 738	$ 756
BPR JV Pool D
Investment [Line Items]
Proportion of ownership interests (as a percentage)	48.00%	48.00%
Carrying value	$ 690	$ 693
BPR JV Pool E
Investment [Line Items]
Proportion of ownership interests (as a percentage)	35.00%	35.00%
Carrying value	$ 578	$ 629
The Grand Canal Shoppes, Las Vegas
Investment [Line Items]
Proportion of ownership interests (as a percentage)	50.00%	50.00%
Carrying value	$ 416	$ 608
Grace Building, New York
Investment [Line Items]
Proportion of ownership interests (as a percentage)	50.00%	50.00%
Carrying value	$ 649	$ 581
One Liberty Plaza, New York
Investment [Line Items]
Proportion of ownership interests (as a percentage)	51.00%	51.00%
Carrying value	$ 394	$ 425
Southern Cross East, Melbourne
Investment [Line Items]
Proportion of ownership interests (as a percentage)	50.00%	50.00%
Carrying value	$ 416	$ 402
680 George Street, Sydney
Investment [Line Items]
Proportion of ownership interests (as a percentage)	50.00%	50.00%
Carrying value	$ 330	$ 319
Brookfield Brazil Retail Fundo de Investimento em Participaçõe (Brazil Retail)
Investment [Line Items]
Proportion of ownership interests (as a percentage)	46.00%	46.00%
Carrying value	$ 317	$ 309
Brookfield D.C. Office Partners LLC (D.C. Fund), Washington, D.C.
Investment [Line Items]
Proportion of ownership interests (as a percentage)	51.00%	51.00%
Carrying value	$ 304	$ 295
Miami Design District, Florida
Investment [Line Items]
Proportion of ownership interests (as a percentage)	22.00%	22.00%
Carrying value	$ 272	$ 286
The Mall in Columbia, Maryland
Investment [Line Items]
Proportion of ownership interests (as a percentage)	50.00%	50.00%
Carrying value	$ 284	$ 268
Shops at Merrick Park, Florida
Investment [Line Items]
Proportion of ownership interests (as a percentage)	55.00%	55.00%
Carrying value	$ 292	$ 266
Other
Investment [Line Items]
Carrying value	$ 4,361	$ 4,237
Number of joint ventures | venture	47
Other | Bottom of range
Investment [Line Items]
Proportion of ownership interests (as a percentage)	14.00%	12.00%
Other | Top of range
Investment [Line Items]
Proportion of ownership interests (as a percentage)	68.00%	70.00%